Bank Loans - Summary of Bank Loans (Parenthetical) (Details) $ in Thousands, ¥ in Millions																12 Months Ended
		Aug. 13, 2025 USD ($)	Jun. 27, 2025 USD ($)	Mar. 27, 2025 USD ($)	Mar. 13, 2025 USD ($)	Mar. 12, 2025 USD ($)	Mar. 07, 2025 USD ($)	Jan. 26, 2025 USD ($)	Jan. 09, 2025 USD ($)	Sep. 29, 2024 USD ($)	Sep. 23, 2024 USD ($)	Jan. 22, 2024 USD ($)	Nov. 29, 2023 USD ($)	May 31, 2023 USD ($)	Apr. 14, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Aug. 13, 2025 CNY (¥)	Jun. 27, 2025 CNY (¥)	Mar. 27, 2025 CNY (¥)	Mar. 13, 2025 CNY (¥)	Mar. 12, 2025 CNY (¥)	Mar. 07, 2025 CNY (¥)	Jan. 26, 2025 CNY (¥)	Jan. 09, 2025 CNY (¥)	Sep. 29, 2024 CNY (¥)	Sep. 23, 2024 CNY (¥)	Jan. 22, 2024 CNY (¥)	Nov. 29, 2023 CNY (¥)	May 31, 2023 CNY (¥)	Apr. 14, 2023 CNY (¥)
Line of Credit Facility [Line Items]
- Proceeds from bank loans																$ 318,401	$ 204,775	$ 243,395
Short-term bank loans and current portion of long-term bank loans																229,374	211,919
Long-term bank loans																265,484	163,840
Bank of China [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans	[1]															43,263	6,124
Long-term bank loans	[1]															0	5,480
Bank of China [Member] | Sinovac Beijing
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity											$ 64,386																		¥ 450.0
Debt instrument, description of variable rate basis											75 to 85 basis points
Short-term bank loans and current portion of long-term bank loans																41,904			¥ 293.0
Bank of China [Member] | Sinovac Beijing | Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage											2.15%																		2.15%
Debt instrument, basis spread on variable rate											0.75%
Bank of China [Member] | Sinovac Beijing | Maximum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage											2.35%																		2.35%
Debt instrument, basis spread on variable rate											0.85%
Bank of China [Member] | Sinovac Chengdu
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage						2.50%																		2.50%
Line of credit facility, maximum borrowing capacity						$ 1,431																		¥ 10.0
Debt instrument, description of variable rate basis						60 basis points
Debt instrument, basis spread on variable rate						0.60%
Short-term bank loans and current portion of long-term bank loans																1,359			10.0
Bank of Beijing [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans	[2]															35,484	68,404
Long-term bank loans	[2]															0	27,400
Bank of Beijing [Member] | Sinovac Life Sciences
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity															$ 71,540																		¥ 500.0
Debt instrument, description of variable rate basis															75 to 80 basis points
Short-term bank loans and current portion of long-term bank loans																28,616			200.0
Bank of Beijing [Member] | Sinovac Life Sciences | Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage															2.70%																		2.70%
Debt instrument, basis spread on variable rate															0.75%
Bank of Beijing [Member] | Sinovac Life Sciences | Maximum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage															2.90%																		2.90%
Debt instrument, basis spread on variable rate															0.80%
Bank of Beijing [Member] | Sinovac Beijing
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 71,540																		¥ 500.0
Debt instrument, description of variable rate basis			89 basis points
Debt instrument, basis spread on variable rate			0.89%
Short-term bank loans and current portion of long-term bank loans																6,868			48.0
Bank of Beijing [Member] | Sinovac Beijing | Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage			2.11%																		2.11%
China Minsheng Banking [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans	[3]															1,431	959
China Minsheng Banking [Member] | Sinovac Chengdu
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage						3.00%																		3.00%
Line of credit facility, maximum borrowing capacity						$ 7,154																		¥ 50.0
Debt instrument, description of variable rate basis						10 basis points
Debt instrument, basis spread on variable rate						0.10%
Short-term bank loans and current portion of long-term bank loans																1,431			10.0
Bank of Chengdu [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans	[4]															4,292	2,055
Bank of Chengdu [Member] | Sinovac Chengdu
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity					$ 4,292																		¥ 30.0
Debt instrument, description of variable rate basis					55 basis points
Debt instrument, basis spread on variable rate					0.55%
Short-term bank loans and current portion of long-term bank loans																4,292			30.0
Bank of Chengdu [Member] | Sinovac Chengdu | Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage					2.45%																		2.45%
Bank of Chengdu [Member] | Sinovac Chengdu | Maximum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage					2.55%																		2.55%
Chengdu Rural Commercial Bank [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans	[5]															715	1,362
Chengdu Rural Commercial Bank [Member] | Sinovac Chengdu
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage				2.50%																		2.50%
Line of credit facility, maximum borrowing capacity				$ 715																		¥ 5.0
Debt instrument, description of variable rate basis				60 basis points
Debt instrument, basis spread on variable rate				0.60%
Short-term bank loans and current portion of long-term bank loans																715			5.0
China Merchants Bank [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans	[6]															114,714	118,459
Long-term bank loans	[6]															60,766	34,222
China Merchants Bank [Member] | Sinovac Life Sciences
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity												$ 214,620																		¥ 1,500.0
Debt instrument, description of variable rate basis												60 basis points
Short-term bank loans and current portion of long-term bank loans																99,245			694.0
Long-term bank loans																$ 53,626			¥ 375.0
China Merchants Bank [Member] | Sinovac Life Sciences | Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage																2.40%			2.40%
Debt instrument, basis spread on variable rate												0.60%
China Merchants Bank [Member] | Sinovac Life Sciences | Maximum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage																2.85%			2.85%
China Merchants Bank [Member] | Sinovac Beijing
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity							$ 28,616																		¥ 200.0
Debt instrument, description of variable rate basis							76 to 89 basis points
Short-term bank loans and current portion of long-term bank loans																$ 11,462			¥ 80.0
Long-term bank loans																7,140			50.0
China Merchants Bank [Member] | Sinovac Beijing | Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage							2.11%																		2.11%
Debt instrument, basis spread on variable rate							0.76%
China Merchants Bank [Member] | Sinovac Beijing | Maximum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage							2.24%																		2.24%
Debt instrument, basis spread on variable rate							0.89%
China Merchants Bank [Member] | Sinovac Chengdu
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage		2.45%																		2.45%
Line of credit facility, maximum borrowing capacity		$ 7,154																		¥ 50.0
Debt instrument, description of variable rate basis		55 basis points
Debt instrument, basis spread on variable rate		0.55%
Short-term bank loans and current portion of long-term bank loans																4,007			28.0
China Everbright Bank [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans																0	856
Long-term bank loans																0	2,768
China Construction Bank [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans	[7]															29,332	13,700
Long-term bank loans	[7]															203,430	93,970
China Construction Bank [Member] | Sinovac Life Sciences
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage									2.66%																		2.66%
Line of credit facility, maximum borrowing capacity									$ 77,006																		¥ 538.0
Debt instrument, description of variable rate basis									94 basis points
Short-term bank loans and current portion of long-term bank loans																72			0.5
Long-term bank loans																76,863			537.0
China Construction Bank [Member] | Sinovac Life Sciences | Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate									0.94%
China Construction Bank [Member] | Sinovac Beijing
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity										$ 64,386																		¥ 450.0
Debt instrument, description of variable rate basis										75 to 89 basis points
Short-term bank loans and current portion of long-term bank loans																28,616			200.0
China Construction Bank [Member] | Sinovac Beijing | Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage										2.11%																		2.11%
Debt instrument, basis spread on variable rate										0.75%
China Construction Bank [Member] | Sinovac Beijing | Maximum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage										2.35%																		2.35%
Debt instrument, basis spread on variable rate										0.89%
China Construction Bank [Member] | Sinovac Biotech (Yidao) Co., Ltd.
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity														$ 186,004																		¥ 1,300.0
Debt instrument, description of variable rate basis														118 basis points
Debt instrument, basis spread on variable rate														1.18%
Debt Instrument, Collateral Amount														$ 132,247																		¥ 924.0
Short-term bank loans and current portion of long-term bank loans																72			0.5
Long-term bank loans																101,120			707.0
China Construction Bank [Member] | Sinovac Biotech (Yidao) Co., Ltd. | Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage														2.32%																		2.32%
China Construction Bank [Member] | Sinovac Biotech (Yidao) Co., Ltd. | Maximum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage														2.77%																		2.77%
China Construction Bank [Member] | Yihoo Biotech
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage													2.45%																		2.45%
Line of credit facility, maximum borrowing capacity													$ 42,924																		¥ 300.0
Debt instrument, description of variable rate basis													105 basis points
Debt instrument, basis spread on variable rate													1.05%
Debt Instrument, Collateral Amount													$ 4,570																		¥ 32.0
Short-term bank loans and current portion of long-term bank loans																572			4.0
Long-term bank loans																25,447			178.0
China CITIC Bank [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans	[8]															143	0
Long-term bank loans	[8]															1,288	$ 0
China CITIC Bank [Member] | Sinovac Chengdu
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage								2.45%																		2.45%
Line of credit facility, maximum borrowing capacity								$ 28,616																		¥ 200.0
Debt instrument, description of variable rate basis								55 basis points
Debt instrument, basis spread on variable rate								0.55%
Short-term bank loans and current portion of long-term bank loans																143			1.0
Long-term bank loans																$ 1,288			¥ 9.0

[1]	On September 23, 2024, Sinovac Beijing entered into a maximum credit facility of $64,386 (RMB450 million) with Bank of China to support its daily operations. The loans bear annual interest rate at 75 to 85 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.15% to 2.35%. Principal installment repayments begin in 2025 and shall be fully repaid by April 16, 2026. As of December 31, 2025, $41,904 (RMB293 million) is recorded in bank loans due within one year.

On March 12, 2025, Sinovac Chengdu entered into a maximum credit facility of $1,431 (RMB10 million) with Bank of China to support its daily operations. The loans bear annual interest rate at 60 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.50%. Principal installment repayments began in 2025 and shall be fully repaid by September 25, 2026. As of December 31, 2025, $1,359 (RMB10 million) is recorded in bank loans due within one year.

[2]	On April 14, 2023, Sinovac LS entered into a maximum credit facility of $71,540 (RMB500 million) with Bank of Beijing to support its daily operations. The loans bear annual interest rate at 75 to 80 basis points below the prime rate of a one-year term loan published by the People's Bank of China, ranging from 2.70% to 2.90%. Principal installment repayments begin in 2025 and shall be fully repaid by April 28, 2026. As of December 31, 2025, $28,616 (RMB200 million) is recorded in bank loans due within one year.

On June 27, 2025, Sinovac Beijing entered into a maximum credit facility of $71,540 (RMB500 million) with Bank of Beijing to support its daily operations. The loans bear annual interest rate at 89 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.11%. Principal installment repayments begin in 2026 and shall be fully repaid by June 27, 2026. As of December 31, 2025, $6,868 (RMB48 million) is recorded in bank loans due within one year.

[3]	On March 12, 2025, Sinovac Chengdu entered into a maximum credit facility of $7,154 (RMB50 million) with China Minsheng Banking to support its daily operations. The loans bear annual interest rate at 10 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 3.00%. Principal installment repayments begin in 2026 and shall be fully repaid by May 26, 2026. As of December 31, 2025, $1,431 (RMB10 million) is recorded in bank loans due within one year.
[4]	On March 13, 2025, Sinovac Chengdu entered into a maximum credit facility of $4,292 (RMB30 million) with Bank of Chengdu to support its daily operations. The loans bear annual interest rate at 55 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.45% to 2.55%. Principal installment repayments begin in 2026 and shall be fully repaid by June 22, 2026. As of December 31, 2025, $4,292 (RMB30 million) is recorded in bank loans due within one year.
[5]	On March 27, 2025, Sinovac Chengdu entered into a maximum credit facility of $715 (RMB5 million) with Chengdu Rural Commercial Bank to support its daily operations. The loans bear annual interest rate at 60 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.50%. Principal installment repayments begin in 2026 and shall be fully repaid by May 26, 2026. As of December 31, 2025, $715 (RMB5 million) is recorded in bank loans due within one year.
[6]	On January 22, 2024, Sinovac LS entered into a maximum credit facility of $214,620 (RMB1,500 million) with China Merchants Bank to support its daily operations. The loans bear an annual interest rate at 60 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.40% to 2.85%. Principal installment repayments began in 2024 and shall be fully repaid by April 16, 2027. As of December 31, 2025, $99,245 (RMB694 million) is recorded in bank loans due within one year and $53,626 (RMB375 million) is recorded in long-term bank loans.

On March 7, 2025, Sinovac Beijing entered into a maximum credit facility of $28,616 (RMB200 million) with China Merchants Bank to support its daily operations. The loans bear annual interest rate at 76 to 89 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.11% to 2.24%. Principal installment repayments began in 2025 and shall be fully repaid by September 22, 2027. As of December 31, 2025, $11,462 (RMB80 million) is recorded in bank loans due within one year and $7,140 (RMB50 million) is recorded in long-term bank loans.

On August 13, 2025, Sinovac Chengdu entered into a maximum credit facility of $7,154 (RMB50 million) with China Merchants Bank to support its daily operations. The loans bear annual interest rate at 55 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.45%. Principal installment repayments began in 2026 and shall be fully repaid by December 30, 2026. As of December 31, 2025, $4,007 (RMB28 million) is recorded in bank loans due within one year.
[7]	On May 31, 2023, Sinovac Biotech (Yidao) Co., Ltd. entered into a maximum credit facility of $186,004 (RMB1,300 million) with China Construction Bank to finance its purchase of property, plant and equipment, with a term from June 15, 2023 to June 14, 2041. The loan bears annual interest rate at 118 basis points below the prime rate of a five-year term loan published by the People's Bank of China, at 2.32% to 2.77%. Principal installment repayments begin in 2026 and shall be fully repaid by June 14, 2041. As of December 31, 2025, $72 (RMB0.5 million) is recorded in bank loans due within one year and $101,120 (RMB707 million) is recorded in long-term bank loans. Certain prepaid land use rights, properties of Sinovac Biotech (Yidao) Co., Ltd. have been pledged as collateral, with a contractually agreed collateral value of $132,247 (RMB924 million).

On November 29, 2023, Yihoo Biotech Co., Ltd. entered into a maximum credit facility of $42,924 (RMB300 million) with China Construction Bank to finance its purchase of property, plant and equipment, with a term from January 17, 2024 to November 28, 2043. The loan bears annual interest rate at 105 basis points below the prime rate of a five-year term loan published by the People's Bank of China, at 2.45%. Principal installment repayments begin in 2025 and shall be fully repaid by November 28, 2043. As of December 31, 2025, $572 (RMB4 million) is recorded in bank loans due within one year and $25,447 (RMB178 million) is recorded in long-term bank loans. Certain prepaid land use rights of Yihoo Biotech Co., Ltd. have been pledged as collateral, with a contractually agreed collateral value of $4,570 (RMB32 million).

On September 29, 2024, Sinovac Beijing entered into a maximum credit facility of $64,386 (RMB450 million) with China Construction Bank to support its daily operations. The loans bear annual interest rate at 75 to 89 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.11% to 2.35%. Principal installment repayments begin in 2026 and shall be fully repaid by August 20, 2026. As of December 31, 2025, $28,616 (RMB200 million) is recorded in bank loans due within one year.

On January 9, 2025, Sinovac LS entered into a maximum credit facility of $77,006 (RMB538 million) with China Construction Bank to support its acquisition. The loan bears annual interest rate from 94 basis points below the prime rate of a five-year term loan published by the People's Bank of China, at 2.66%. Principal installment repayments begin in 2025 and shall be fully repaid by January 8, 2032. As of December 31, 2025, $72 (RMB0.5 million) is recorded in bank loans due within one year and $76,863 (RMB537 million) is recorded in long-term bank loans.
[8]	On January 26, 2025, Sinovac Chengdu entered into a maximum credit facility of $28,616 (RMB200 million) with China CITIC Bank to support its daily operations. The loans bear annual interest rate at 55 basis points below the prime rate of a one-year term loan published by the People's Bank of China, at 2.45%. Principal installment repayments begin in 2026 and shall be fully repaid by July 26, 2028. As of December 31, 2025, $143 (RMB1 million) is recorded in bank loans due within one year and $1,288 (RMB 9 million) is recorded in long-term bank loans.